Stock options (Details Narrative) - shares	12 Months Ended
	Aug. 31, 2021	Oct. 06, 2021	Aug. 31, 2020	Aug. 31, 2019
IfrsStatementLineItems [Line Items]
Options exercisable period	2 years 4 months 6 days
Number of stok options, outstanding	692,938		253,121	6,971
Number of stok options, exercisable	209,950		191,730
Top of range [member]
IfrsStatementLineItems [Line Items]
Number of common shares reserved and available for grant, percentage		10.00%
Options exercisable period	10 years